Trade Accounts and Notes Receivable (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts And Notes Receivable
Insurance, letters of credit and other guarantees amount	R$ 1,441,599	R$ 1,003,891
Outstanding balance	R$ 959,434	R$ 1,072,964